COMMITMENTS AND CONTINGENCIE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Cash deposit	$ 76,586
Average exchange rate	$ 6.7473		$ 6.9074
Mr. Yang Wang [Member] | Director [Member]
Sales commissions	$ 502,352
Website Platform Maintenance Agreement [Member]
Monthly maintenance services	$ 22,231
Average exchange rate	$ 6.7473
Other operating expenses	$ 125,985
Website Platform Maintenance Agreement [Member] | Hainan Haifu Technology Ltd [Member]
Cash insured deposit		$ 77,397